Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2015 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2015 Fund - Class K
Bar Chart Table:
Annual Return 2018	(4.38%)
Annual Return 2019	16.37%
Annual Return 2020	12.50%
Annual Return 2021	7.31%
Annual Return 2022	(14.53%)